Earnings per ordinary share	12 Months Ended
Dec. 31, 2017
Earnings per ordinary share
Earnings per ordinary share

7 Earnings per ordinary share

Earnings per ordinary share have been calculated based on the following:

	2017	2016	2015
	£m	£m	£m
Earnings
Profit/(loss) attributable to ordinary shareholders	752	(6,955)	(1,979)
Loss from discontinued operations attributable to ordinary shareholders	—	—	(1,207)

Profit/(loss) from continuing operations attributable to ordinary shareholders	752	(6,955)	(3,186)

Weighted average number of shares (millions) (1)

Weighted average number of ordinary shares outstanding during the year	11,867	11,692	11,516
Effect of dilutive share options and convertible securities	69	51	60

Diluted weighted average number of ordinary shares outstanding during the year	11,936	11,743	11,576

Note:

(1)	All periods include the effect of 51 billion B shares that were converted to 5.1 billion ordinary shares in October 2015 (see Note 25).

There were no basic earnings/(loss) per ordinary share from discontinued operations (2016 - nil; 2015 – 10.5p). There were no diluted earnings per ordinary share from discontinued operations (2016 – nil; 2015 – 10.4p).

An agreement on 25 June 2014 between RBS and Her Majesty’s Treasury (HMT) set out the terms for the retirement of the Dividend Access Share (DAS).

On 22 March 2016 the DAS was retired on payment the final dividend of £1,193 million to HMT; the DAS was re-designated as a single B share which was then cancelled.

Earnings per share for periods ended after 25 June 2014 and prior to the retirement of the DAS reflect DAS dividends recognised before the end of a reporting period; this amounted to nil (2016 – £1,193; 2015-  nil).